OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 30,187	$ 20,858
Government institutions	5,831	6,687
Deferred contract costs	8,962	7,521
Advances to suppliers	2,154	1,116
Employees	375	309
Others	647	488
Other current assets, net	$ 48,156	$ 36,979